Project debt, Movement in project debt and Significant foreign currency denominated debts (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Project debt [Abstract]
Project debt	$ 4,553,052	$ 5,036,193	$ 5,237,614
Euro [Member]
Project debt [Abstract]
Project debt	1,633,790	1,942,903
South African Rand [Member]
Project debt [Abstract]
Project debt	277,492	314,471
Algerian Dinar [Member]
Project debt [Abstract]
Project debt	86,739	97,877
All Foreign Currencies [Member]
Project debt [Abstract]
Project debt	$ 1,998,021	$ 2,355,251